Account Receivables, Net (Details) - Schedule of Account Receivables - Accounts Receivable [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Account Receivables, Net (Details) - Schedule of Account Receivables [Line Items]
Less: allowance for doubtful accounts		$ (8,484)
Subtotal		86,434
Less: Accounts receivables, net- discontinued operations		(86,434)
Account receivables, net
Listing Fee [Member]
Account Receivables, Net (Details) - Schedule of Account Receivables [Line Items]
Listing fee
Consultancy Service [Member]
Account Receivables, Net (Details) - Schedule of Account Receivables [Line Items]
Consultancy service		$ 94,918